Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Business combinations
3. Business combinations:
     We did not acquire any businesses during the year ended December 31, 2009. However, we did execute several business acquisitions for the years ended December 31, 2010 and 2008, as described below, and expect to complete more transactions in the future, depending on the circumstances and the availability of financing.
(a) Acquisitions During the Year Ended December 31, 2010:
     During the year ended December 31, 2010, we acquired assets or all of the equity interests in various service companies, for $33,721 in cash, resulting in tax deductible goodwill of $6,710.
(i)	On May 11, 2010, we acquired certain assets of a provider of gas lift services based in Oklahoma City, Oklahoma. The total purchase price for the assets was $1,440 in cash. We recorded goodwill totaling $1,017 in conjunction with this acquisition which has been allocated entirely to the completion and production services business segment. We believe this acquisition supplements our plunger lift service offering for the completion and production services business segment.

(ii)	On September 3, 2010, we completed the purchase of a well service and fluid handling service provider based in Carrizo Springs, Texas. The total purchase price for the assets was $20,767 and included goodwill of $4,046, all of which was allocated to the completion and production services business segment. We believe this acquisition enhances our position in the Eagle Ford Shale in south Texas.

(iii)	On December 1, 2010, we completed the purchase of all of the outstanding common stock of a disposal well operator located in Colorado for $11,514 in cash, subject to an additional $500 holdback. We recorded goodwill totaling $1,457 in conjunction with this acquisition which has been allocated to the completion and production services business segment. We believe this acquisition will enhance our position in the Denver-Julesburg Basin in Colorado.
     We accounted for these acquisitions using the purchase method of accounting, whereby the purchase price was allocated to the fair value of net assets acquired, including definite-lived intangible assets and property, plant and equipment, with the excess recorded as goodwill. Results for each of these acquisitions were included in our accounts and results of operations since the date of acquisition. The following table summarizes the preliminary purchase price allocations for these acquisitions as of December 31, 2010:

Totals
Net assets acquired:
Accounts receivable	$209
Inventory and other current assets	428
Property, plant and equipment	23,960
Payables and accrued liabilities	(106)
Intangible assets	2,520
Goodwill	6,710

Net assets acquired	$33,721

Consideration:
Cash, net of cash and cash equivalents acquired	$33,721

     We determined the fair value of assets and liabilities acquired through these business acquisitions as of the acquisition date by performing valuation techniques related to identifiable intangible assets and evaluating property, plant and equipment acquired based upon, at minimum, the replacement cost of the assets, with the assistance of third-party consultants, except for the two saltwater disposal wells in Colorado which were newly constructed just prior to acquisition. Working capital items were deemed to have a fair market value equal to book value. Of the total intangible assets acquired, $1,670 related to customer relationship intangibles determined by applying an income approach over the expected term, allowing for customer attrition at an assumed rate.
(b) Acquisitions During the Year Ended December 31, 2008:
     During the year ended December 31, 2008, we acquired substantially all the assets or all of the equity interests in four oilfield service companies, for $180,154 in cash, resulting in goodwill of $71,209. Several of these acquisitions were subject to final working capital adjustments.
(i)	On February 29, 2008, we acquired substantially all of the assets of KR Fishing & Rental, Inc. (“KR Fishing & Rental”) for $9,464 in cash, resulting in goodwill of $6,411. KR Fishing & Rental, Inc. is a provider of fishing, rental and foam unit services in the Piceance Basin and the Raton Basin, and is located in Rangely, Colorado. We believe this acquisition complements our completion and production services business in the Rocky Mountain region.

(ii)	On April 15, 2008, we acquired all the outstanding common stock of Frac Source Services, Inc. (“Frac Source”), a provider of pressure pumping services to customers in the Barnett Shale of north Texas, for $62,359 in cash, net of cash acquired, which includes a working capital adjustment of $1,600 and recorded goodwill of $15,431. Upon closing this transaction, we entered into a contract with one of our major customers to provide pressure pumping services in the Barnett Shale utilizing three frac fleets under a contract with a term that extends up to three years from the date each fleet is placed into service. We spent an additional $20,000 in 2008 on capital equipment related to these contracted frac fleets. Thus, our total investment in this operation was approximately $82,400. This acquisition expanded our pressure pumping business in north Texas and the related contract provides a stable revenue stream from which to expand our pressure pumping business outside of this region.

(iii)	On October 3, 2008, we acquired all of the membership interests of TSWS Well Services, LLC (“TSWS”), a limited liability corporation which held substantially all of the well servicing and heavy haul assets of TSWS, Inc., a company based in Magnolia, Arkansas, which provides well servicing and heavy haul services to customers in northern Louisiana, east Texas and southern Arkansas. As consideration, we paid $57,163 in cash and prepaid an additional $1,000 related to an employee retention bonus pool. We also recorded goodwill totaling $21,911. This acquisition extended our geographic reach in the Haynesville Shale area.

(iv)	On October 4, 2008, we acquired substantially all of the assets of Appalachian Well Services, Inc. and its wholly-owned subsidiary (“AWS”), each of which is based in Shelocta, Pennsylvania. This business provides pressure pumping, e-line and coiled tubing services in the Appalachian region, and includes a service area which extends through portions of Pennsylvania, West Virginia, Ohio and New York. As consideration for the purchase, we paid $50,168 in cash and issued 588,292 unregistered shares of our common stock, valued at $15.04 per share. We invested an additional $6,500 to complete a frac fleet at this location and have an option to purchase real property for approximately $600. In addition, we entered into an agreement under which we might be required to pay up to an additional $5,000 in cash consideration during the earn-out period. The earn-out period expired in 2010 with no additional consideration required. We recorded goodwill of approximately $27,456 associated with this acquisition, however, this goodwill was deemed impaired in 2009 and expensed as of December 31, 2009. We believe this acquisition created a platform for future growth for our pressure pumping and other completion and production service lines in the Marcellus Shale.
     We accounted for these acquisitions using the purchase method of accounting, whereby the purchase price was allocated to the fair value of net assets acquired, including definite-lived intangible assets and property, plant and equipment at depreciated replacement costs, with the excess recorded as goodwill. Results for each of these acquisitions were included in our accounts and results of operations since the date of acquisition, and goodwill associated with these acquisitions was allocated entirely to the completion and production services business segment. The following table summarizes our purchase price allocations for these acquisitions as of December 31, 2008:

	KR Fishing &	Frac
	Rental	Source	TSWS	AWS	Totals
Net assets acquired:
Property, plant and equipment	$2,673	$41,172	$28,852	$24,140	$96,837
Non-cash working capital	50	(2,085)	1,000	3,226	2,191
Intangible assets	330	6,810	6,400	4,200	17,740
Deferred tax asset	—	1,031	—	—	1,031
Goodwill	6,411	15,431	21,911	27,456	71,209

Net assets acquired	$9,464	$62,359	$58,163	$59,022	$189,008

Consideration:
Cash, net of cash and cash equivalents acquired	$9,464	$62,359	$58,163	$50,168	$180,154
Stock issued for acquisition	—	—	—	8,854	8,854

Total consideration	$9,464	$62,359	$58,163	$59,022	$189,008

     Of the $71,209 of goodwill above, $55,718 is tax deductible.
     The purchase price of each of the businesses that we acquire is negotiated as an arm’s length transaction with the seller. We generally evaluate acquisition targets based on an earnings multiple approach, whereby we consider precedent transactions which we have undertaken and those of others in our industry.
     We determined the fair value of assets and liabilities acquired through these business acquisitions as of the acquisition date performing valuation techniques related to identifiable intangible assets and to evaluating property, plant and equipment acquired based upon, at minimum, the replacement cost of the assets, with the assistance of third-party consultants. Working capital items were deemed to have a fair market value equal to book value. Of the total intangible assets acquired, $14,010 related to customer relationship intangibles determined by applying an income approach over the expected term, allowing for customer attrition at an assumed rate. We considered these factors when determining the goodwill impairment recorded at December 31, 2008. Of the businesses acquired in 2008, an insignificant portion of the goodwill associated with the acquisitions of TSWS and AWS was deemed impaired at December 31, 2008. As of December 31, 2009, the remaining goodwill associated with AWS, and other intangibles totaling $2,488, were deemed impaired and expensed.
(c) Pro Forma Results
     Our acquisitions during the year ended December 31, 2010 were not deemed to be significant to our overall results for the year. Therefore, no pro forma disclosure of the impact of these acquisitions has been provided for 2010.
     We calculated the pro forma impact of the businesses we acquired on our operating results for the year ended December 31, 2008. The following pro forma results give effect to each of these acquisitions, assuming that each occurred on January 1, 2008.
     We derived the pro forma results of these acquisitions based upon historical financial information obtained from the sellers and certain management assumptions. In addition, we assumed debt service costs related to these acquisitions based upon the actual cash investments, calculated at a rate of 7% per annum, less an assumed tax benefit calculated at our statutory rate of 35%. Each of these acquisitions related to our continuing operations, and, thus, had no pro forma impact on discontinued operations presented on the accompanying statement of operations for the year ended December 31, 2008.
     The following pro forma results do not purport to be indicative of the results that would have been obtained had the transactions described above been completed on the indicated dates or that may be obtained in the future.

Pro Forma Results
For the Year
Ended
December 31,
2008
(Unaudited)
Revenue	$1,856,781
Loss before taxes	$(11,612)
Net loss from continuing operations	$(86,085)
Net loss	$(83,062)
Loss per share:
Basic	$(1.13)

Diluted	$(1.13)